Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2021
Registrant Name	dei_EntityRegistrantName	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001474103
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2021
Prospectus Date	rr_ProspectusDate	Nov. 29, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A